PREPAID EXPENSES AND OTHER CURRENT ASSETS - Additional Information (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Advance to employees for business development purposes, allowance for doubtful accounts	$ 1,350,615
Amortization of prepaid consulting expense	$ 861,360	$ 282,434	$ 0
Prepaid advertising service fee collected back		$ 400,895